Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Summary information by segment

For the Year Ended December 31, 2016:

	Portal		Portal
	advertising	Others	advertising & Others	Weibo	Elimination*	Total
	(In thousands, except percentages)
Net revenues	$304,090	$74,931	$379,021	$655,800	$(3,885)	$1,030,936
- Advertising	304,090	—	304,090	570,982	(3,885)	871,187
- Non-advertising	—	74,931	74,931	84,818	—	159,749
Costs of revenues	136,196	47,555	183,751	171,231	(286)	354,696
Gross margin	55%	37%	52%	74%		66%
Operating expenses:
Sales and marketing			$102,384	$148,283	$(3,599)	$247,068
Product development			62,140	154,088	—	216,228
General and administrative			58,256	41,218	—	99,474
Goodwill and acquired intangibles impairment			40,194	—	—	40,194
Total operating expenses			$262,974	$343,589	$(3,599)	$602,964
Income (loss) from operations			(67,704)	140,980	—	73,276
Interest and other income, net			17,456	8,757		26,213
Change in fair value of option liability			(28,456)	—		(28,456)
Loss from equity method investments, net			(11,636)	(130)		(11,766)
Realized gain on long-term investments			289,159	534		289,693
Investment related impairment			(4,272)	(40,161)		(44,433)
Income before income tax expense			194,547	109,980		304,527
Income tax expense			(22,903)	(4,316)		(27,219)
Net income			$171,644	$105,664		$277,308

For the Year Ended December 31, 2017:

	Portal		Portal
	advertising	Others	advertising & Others	Weibo	Elimination*	Total
	(In thousands, except percentages)
Net revenues	$320,473	$122,535	$443,008	$1,150,054	$(9,178)	$1,583,884
- Advertising	320,473	—	320,473	996,745	(5,352)	1,311,866
- Non-advertising	—	122,535	122,535	153,309	(3,826)	272,018
Costs of revenues	121,278	65,733	187,011	231,255	(4,129)	414,137
Gross margin	62%	46%	58%	80%		74%
Operating expenses:
Sales and marketing			$138,368	$275,537	$(5,049)	$408,856
Product development			73,999	193,393	—	267,392
General and administrative			62,608	42,315	—	104,923
Total operating expenses			$274,975	$511,245	$(5,049)	$781,171
Income (loss) from operations			(18,978)	407,554	—	388,576
Interest and other income, net			29,436	13,260		42,696
Income (loss) from equity method investments, net			(17,100)	1,030		(16,070)
Realized gain on long-term investments			131,993	14		132,007
Investment related impairment			(118,223)	(4,747)		(122,970)
Income before income tax expense			7,128	417,111		424,239
Income tax expense			(7,930)	(66,746)		(74,676)
Net income (loss)			$(802)	$350,365		$349,563

For the Year Ended December 31, 2018:

	Portal		Portal
	advertising	Others	advertising & Others	Weibo	Elimination*	Total
	(In thousands, except percentages)
Net revenues	$290,215	$111,412	$401,627	$1,718,518	$(11,818)	$2,108,327
- Advertising	290,215	—	290,215	1,499,180	(110)	1,789,285
- Non-advertising	—	111,412	111,412	219,338	(11,708)	319,042
Costs of revenues	117,600	68,500	186,100	277,648	(11,708)	452,040
Gross margin	59%	39%	54%	84%		79%
Operating expenses:
Sales and marketing			$172,648	$527,424	$(110)	$699,962
Product development			96,069	249,873	—	345,942
General and administrative			76,429	43,755	—	120,184
Goodwill and acquired intangibles impairment			12,691	10,554	—	23,245
Total operating expenses			$357,837	$831,606	$(110)	$1,189,333
Income (loss) from operations			(142,310)	609,264	—	466,954
Interest and other income, net			25,547	43,808		69,355
Income (loss) from equity method investments, net			1,063	57		1,120
Realized gain (loss) on long-term investments			3,016	(287)		2,729
Fair value changes through earnings on investments, net			56,459	40,074		96,533
Investment related impairment			(57,207)	(24,074)		(81,281)
Income (loss) before income tax expense			(113,432)	668,842		555,410
Income tax expense			(32,862)	(96,222)		(129,084)
Net income (loss)			$(146,294)	$572,620		$426,326

*  Weibo has provided advertising service to portal advertising business since 2016 and started to provide channel service to other business since 2017. The related revenue, cost of revenue and expenses were eliminated at the consolidation level.

Schedule of geographic operations

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2016:
Net revenues	$1,016,210	$14,726	$1,030,936
Long-lived assets	$243,288	$234	$243,522
Year ended and as of December 31, 2017:
Net revenues	$1,571,035	$12,849	$1,583,884
Long-lived assets	$285,208	$279	$285,487
Year ended and as of December 31, 2018:
Net revenues	$2,096,179	$12,148	$2,108,327
Long-lived assets	$487,844	$337	$488,181